INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Provisions (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Provisions
Provision	$ 11,393,545	$ 10,809,872	$ 8,850,024
Total included in liabilities
Provisions
Provision	1,255,702	891,769	603,022
Provisions for contingencies
Provisions
Provision	$ 1,255,702	$ 891,769	$ 603,022